Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	£ 44,190	£ 48,139
Derivative financial instruments	2,407	1,681
Other financial assets at fair value through profit or loss	129	185
Loans and advances to customers	219,716	210,094
Loans and advances to banks	992	1,169
Reverse repurchase agreements - non trading	7,348	12,683
Other financial assets at amortised cost	156	506
Macro hedge of interest rate risk	(2,657)	77
Financial assets at fair value through other comprehensive income	6,024	5,851
Interests in other entities	252	201
Intangible assets	1,550	1,545
Property, plant and equipment	1,513	1,548
Current tax assets	478	347
Retirement benefit assets	1,050	1,572
Other assets	2,016	1,500
Assets held for sale	49	0
Total assets	285,213	287,098
Liabilities
Derivative financial instruments	951	777
Other financial liabilities at fair value through profit or loss	803	803
Deposits by customers	195,568	192,926
Deposits by banks	28,525	33,855
Repurchase agreements - non trading	7,982	11,718
Debt securities in issue	31,531	25,520
Subordinated liabilities	2,332	2,228
Macro hedge of interest rate risk	95	122
Other liabilities	2,581	2,067
Provisions	378	364
Deferred tax liabilities	35	579
Retirement benefit obligations	25	37
Total liabilities	270,806	270,996
Equity
Share capital	3,105	3,105
Share premium	5,620	5,620
Other equity instruments	1,956	2,191
Retained earnings	4,848	5,053
Other reserves	(1,122)	133
Total shareholders’ equity	14,407	16,102
Total equity	14,407	16,102
Total liabilities and equity	£ 285,213	£ 287,098